JPMorgan 100 U.S. Treasury Securities Money Market Fund Expense Example - Reserve Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Reserve	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 835